Long-term Debt (Details Narrative) - USD ($) $ in Thousands				9 Months Ended		12 Months Ended
	Dec. 20, 2021	Jul. 09, 2021	Jul. 08, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Debt Instrument [Line Items]
Assets held for sale						$ 8,509
Debt outstanding balance				67,275		77,780
Repayments of long term debt				10,505	$ 27,150
Total long-term debt outstanding				$ 67,275
Long-term debt, weighted average interest rate, at point in time				4.82%	5.34%
Long Term Debt and Promissory Note [Member]
Debt Instrument [Line Items]
Interest expense on long-term debt and promissory note				$ 2,803	$ 2,279
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Interest rate margin	3.15%
Fourth one [Member]
Debt Instrument [Line Items]
Down payment	$ 7,320
Debt outstanding balance	7,320
Repayments of long term debt	$ 6,792
Northsea Alpha and Northsea Beta [Member]
Debt Instrument [Line Items]
Assets held for sale						5,780
Pyxis Malou Vessel [Member] | Fourth one [Member]
Debt Instrument [Line Items]
Long term debt balloon payment year	2026-12
Debt quarterly installments	$ 176
Long term debt balloon payment	$ 3,800
Pyxis Lamda Vessel [Member] | Eleventh one [Member]
Debt Instrument [Line Items]
Long term debt balloon payment year	2026-12
Down payment	$ 21,680
Repayments of long term debt	20,333
Debt quarterly installments	449
Long term debt balloon payment	$ 12,700
Pyxis Epsilon Vessel [Member] | Eighth one [Member]
Debt Instrument [Line Items]
Total long-term debt				15,200
Pyxis Epsilon Vessel [Member] | Tenth one [Member]
Debt Instrument [Line Items]
Total long-term debt				12,100
New Secured Loan - Secondone, and Thirdone [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount per facility						2,890
Quarterly installments payable (5 installments)						100
Quarterly installments payable in aggregate per facility						$ 500
Long-term debt first periodic payment						2022-02
Long-term debt balloon payment, per facility						$ 2,390
Long term debt balloon payment year						2023-02
Secured Loan Fourthone Corp [Member]
Debt Instrument [Line Items]
Minimum cash deposits.				1,500
Reduced minimum cash deposits				1,000
Maximum required leverage ratio						75.00%
Debt to market value of adjusted assets ratio actual						42.40%
Ratio difference by which actual exceeds required debt to assets ratio threshold						32.60%
Minimum security collateral cover required						125.00%
Secured Loan Fourthone Corp [Member] | Pyxis Malou [Member]
Debt Instrument [Line Items]
Reduced minimum cash deposits				500
Secured Loan Fourthone Corp [Member] | Pyxis Lamda [Member]
Debt Instrument [Line Items]
Reduced minimum cash deposits				500
Secured Loan - Seventhone Corp. [Member]
Debt Instrument [Line Items]
Long term debt balloon payment			$ 9,250
Minimum cash deposits.				$ 500
Maximum required leverage ratio				75.00%
Debt to market value of adjusted assets ratio actual				42.40%
Ratio difference by which actual exceeds required debt to assets ratio threshold				32.60%
Minimum security collateral cover required				125.00%
Total long-term debt			15,250
Total long-term debt outstanding				$ 12,850
Quarterly installments payable (15 installments)			$ 300
Maturity date			July 2025
Previous Secured Loan - Seventhone Corp [Member]
Debt Instrument [Line Items]
Total long-term debt			$ 11,293
Secured Loan Eighth one Corp [Member]
Debt Instrument [Line Items]
Long term debt balloon payment				$ 11,000
Interest rate margin				3.35%
Maturity date				March 2026
Vessel acquisition date				$ 300
Secured Loan Eightth one Corp [Member]
Debt Instrument [Line Items]
Minimum cash deposits.				500
Secured Loan Tenthone Corp [Member]
Debt Instrument [Line Items]
Down payment		$ 13,500
Minimum cash deposits.				$ 250
Maximum required leverage ratio				120.00%
Loan amount		$ 13,500
Secured Loan Tenthone Corp [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Interest rate margin				4.80%
New Secured Loan Tenthone [Member]
Debt Instrument [Line Items]
Long-term debt balloon payment, per facility				$ 4,900
Maturity date				July 2028
Quarterly installments payable (24 installments)				$ 300